GMO SGM Major Markets Fund
GMO SGM Major Markets Fund (formerly known as GMO Systematic Global Macro Opportunity Fund)
Investment objective
Long-term total return.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO SGM Major Markets Fund		Class III	Class IV	Class VI
Management fee	[1],[2]	0.85%	0.85%	0.85%
Shareholder service fee	[1]	0.15%	0.10%	0.055%
Other expenses		0.02%	0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)		0.01%	0.01%	0.01%
Total annual operating expenses		1.03%	0.98%	0.94%
Expense reimbursement/waiver	[1]	(0.02%)	(0.02%)	(0.02%)
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)		1.01%	0.96%	0.92%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero as a result of this waiver. This reimbursement and waiver will continue through at least December 1, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	The amount has been restated to reflect current management fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The amounts shown reflect the expense reimbursement and waiver noted in the expense table for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GMO SGM Major Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	103	337	589	1,311
Class IV	98	321	562	1,253
Class VI	94	306	536	1,196

Expense Example, No Redemption - GMO SGM Major Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	103	337	589	1,311
Class IV	98	321	562	1,253
Class VI	94	306	536	1,196

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (including the accounts of the Fund’s wholly-owned subsidiary, GMO Alternative Asset SPC Ltd., and excluding short-term investments) was 45% of the average value of its portfolio.
Principal investment strategies
The Fund typically invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts, as well as making other investments. The Fund seeks to take advantage of GMO’s proprietary investment models for global tactical asset allocation and equity, bond, currency, and commodity market selection.

The Fund normally invests assets not held as margin for futures or forward transactions or paid as option premiums in cash directly (i.e., Treasury Bills) or money market funds. The Fund also may invest in U.S. and non-U.S. fixed income securities of any credit quality, maturity or duration and in shares of other GMO Funds (such other GMO Funds, the “underlying GMO Funds”), including GMO U.S. Treasury Fund (“U.S. Treasury Fund”), which is described in a separate prospectus. See “Investment in Other GMO Funds” below for a more detailed description of U.S. Treasury Fund’s investment objective and strategies.

GMO’s models for this systematic process are based on the following strategies:
  Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.
  Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior, and momentum.
In implementing the Fund’s investment strategy, GMO seeks to take risk positions that, in GMO’s view, are proportionate to the return opportunities. As a result, during time periods when GMO believes the return opportunities are low relative to the risks involved, the Fund may take less risk (or no risk) relative to the Fund’s benchmark.

GMO may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors. The factors considered and investment methods used by GMO can change over time.

The Fund may gain exposure to commodities and some other assets by investing through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which the Fund may invest directly. References in this Prospectus to the Fund may refer to actions undertaken by the Fund or the subsidiary company. The Fund does not invest directly in commodities and commodity-related derivatives.

The Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index. The Fund does not maintain a specified interest rate duration for its portfolio.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the underlying components of the Fund’s benchmark. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in underlying funds. The Fund and some of the underlying GMO Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund or those underlying GMO Funds may affect the Fund’s or an underlying GMO Fund’s performance more than if the Fund or the underlying GMO Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in underlying funds, see “Description of Principal Risks.”
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative analyses and models as part of its investment process, and relies heavily on quantitative models in making investment decisions for the Fund. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
  Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.
  Market Risk – Fixed Income Investments –The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. For information on possible special Australian and Singapore tax consequences of an investment in the Fund, see “Distributions and Taxes.” Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of its investment in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and a composite index computed by GMO. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance. Prior to October 3, 2011, the Fund was managed pursuant to a materially different investment strategy and would have achieved materially different performance results from those shown for periods prior to October 3, 2011 under its current investment strategy.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 12.14% (4Q2010) Lowest Quarter: -22.27% (4Q2008) Year-to-Date (as of 09/30/15): 0.88%
Average Annual Total Returns Periods Ending December 31, 2014
Average Annual Total Returns - GMO SGM Major Markets Fund	1 Year	5 Years	Incept.	Inception Date
Class III	3.66%	3.51%	2.85%	Apr. 11, 2005
Class III | Return After Taxes on Distributions	3.66%	3.51%	2.85%	Apr. 11, 2005
Class III | Return After Taxes on Distributions and Sale of Fund Shares	2.07%	2.72%	2.23%	Apr. 11, 2005
Citigroup 3-Month Treasury Bill Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%	1.44%	Apr. 11, 2005
Citigroup 3-Month Treasury Bill Index+++ (Composite Index)	0.03%	0.38%	1.49%	Apr. 11, 2005